RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of effective dates of the most recent actuarial valuations and the next required actuarial valuations for the basic plans

	Effective Date of Most Recently Filed Actuarial Valuation	Effective Date of Next Required Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2011	December 31, 2012
Gas Distribution	December 31, 2009	December 31, 2012
United States Plan	December 31, 2011	December 31, 2012

Schedule of changes in the benefit obligation, the fair value of plan assets and the recorded asset or liability

	Pension		OPEB
December 31,	2012	2011	2012	2011
(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,686	1,323	243	195
Service cost	84	61	8	6
Interest cost	74	73	10	11
Employees’ contributions	-	-	1	1
Actuarial loss	106	270	14	28
Benefits paid	(64)	(54)	(8)	(7)
Effect of foreign exchange rate changes	(5)	5	(2)	2
Other	(2)	8	(5)	7
Benefit obligation at end of year	1,879	1,686	261	243
Change in plan assets
Fair value of plan assets at beginning of year	1,355	1,314	54	41
Actual return on plan assets	117	16	5	1
Employer’s contributions	97	72	13	13
Employees’ contributions	-	-	1	1
Benefits paid	(64)	(54)	(8)	(7)
Effect of foreign exchange rate changes	(3)	3	(1)	1
Other	(2)	4	(2)	4
Fair value of plan assets at end of year	1,500	1,355	62	54
Underfunded status at end of year	(379)	(331)	(199)	(189)
Presented as follows:
Accounts payable and other	-	-	(5)	(5)
Other long-term liabilities (Note 17)	(379)	(331)	(194)	(184)
	(379)	(331)	(199)	(189)

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension			OPEB
Year ended December 31,	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	4.5%	5.6%	4.0%	4.4%	5.6%
Average rate of salary increases	3.7%	3.5%	3.5%

Schedule of net benefit costs recognized

	Pension			OPEB
Year ended December 31,	2012	2011	2010	2012	2011	2010
(millions of Canadian dollars)
Benefits earned during the year	84	61	48	8	6	5
Interest cost on projected benefit obligations	74	73	72	10	11	11
Expected return on plan assets	(93)	(92)	(80)	(3)	(3)	(2)
Amortization of prior service costs	2	2	2	-	1	-
Amortization of actuarial loss	51	25	19	2	1	1
Net defined benefit costs on an accrual basis	118	69	61	17	16	15
Defined contribution benefit costs	4	4	5	-	-	-
Net benefit cost recognized in the
Consolidated Statements of Earnings	122	73	66	17	16	15
Net amount recognized in OCI
Net actuarial loss[1]	42	172	35	10	29	11
Net prior service cost/(credit)[2]	-	-	-	-	(1)	6
Total amount recognized in OCI	42	172	35	10	28	17
Total amount recognized in Comprehensive income	164	245	101	27	44	32

1

Unamortized actuarial losses included in AOCI, before tax, were $388 million (2011 - $346 million) relating to the pension plans and $60 million (2011 - $51 million) relating to OPEB at December 31, 2012.

2	Unamortized prior service costs included in AOCI, before tax, were $4 million (2011 - $5 million) relating to OPEB at December 31, 2012.

Schedule of weighted average assumptions made in the measurement of the cost of the pension plans and OPEB

	Pension			OPEB
Year ended December 31,	2012	2011	2010	2012	2011	2010
Discount rate	4.5%	5.6%	6.5%	4.4%	5.6%	6.3%
Average rate of return on pension plan assets	7.1%	7.3%	7.3%	6.0%	6.0%	6.0%
Average rate of salary increases	3.5%	3.5%	3.7%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	8.6%	4.5%	2029
Other Medical	4.5%	4.5%	-
United States Plan	7.6%	4.5%	2030

Schedule of target mix for plan assets	Target Mix for Plan Assets
	Liquids Pipelines Plan	Gas Distribution Plan	United States Plan

Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

Schedule of expected rate of return on plan assets
	Pension		OPEB
Year ended December 31,	2012	2011	2012	2011
Canadian Plans	6.9%	7.0%
United States Plan	7.3%	7.5%	6.0%	6.0%

Schedule of pension financial instruments at fair value

	2012				2011
December 31,	Level 1[1]	Level 2[2]	Level 3[3]	Total	Level 1[1]	Level 2[2]	Level 3[3]	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	44	-	-	44	14	-	-	14
Fixed income securities
Canadian government bonds	87	-	-	87	115	-	-	115
Corporate bonds and debentures	-	4	-	4	-	4	-	4
Canadian corporate bond index fund	196	-	-	196	158	-	-	158
Canadian government bond index fund	152	-	-	152	157	-	-	157
United States debt index fund	45	2	-	47	62	-	-	62
Equity
Canadian equity securities	190	-	-	190	148	-	-	148
United States equity securities	24	-	-	24	-	-	-	-
Global equity securities	9	-	-	9	-	-	-	-
Canadian equity funds	64	39	-	103	21	74	-	95
United States equity funds	60	26	-	86	170	89	-	259
Global equity funds	255	159	-	414	191	7	-	198
Private equity investment[4]	-	-	61	61	-	-	68	68
Real estate[5]	-	-	24	24	-	-	-	-
OPEB
Cash and cash equivalents	4	-	-	4	3	-	-	3
Fixed income securities
United States government and government agency bonds	22	-	-	22	22	-	-	22
Equity
United States equity funds	17	19	-	36	15	14	-	29

1	Level 1 assets include assets with quoted prices in active markets for identical assets.
2	Level 2 assets include assets with significant observable inputs.
3	Level 3 assets include assets with significant unobservable inputs.
4	The fair value of the investment in United States Limited Partnership - Global Infrastructure Fund is established through the use of valuation models.
5	The fair value of the investment in Bentall Kennedy Prime Canadian Property Fund Ltd is established through the use of valuation models.

Schedule of changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy
	2012	2011
(millions of Canadian dollars)
Balance at beginning of year	68	65
Unrealized and realized gains	11	8
Purchases and settlements, net	6	(5)
Balance at end of year	85	68

Schedule of plan contributions by the Company
	Pension		OPEB
Year ended December 31,	2012	2011	2012	2011
(millions of Canadian dollars)
Total contributions	97	72	13	13
Contributions expected to be paid in 2013	140		13

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2013	2014	2015	2016	2017	2018-2022
(millions of Canadian dollars)
Expected future benefit payments	73	78	83	88	93	558